Expenses	12 Months Ended
Jun. 30, 2026
Expenses
Expenses

9. Expenses

Loss before income tax includes the following expenses.

(a) Cost of materials and cost of services

	2026 USD	2025 USD	2024 USD
Material related costs	(8,675,071)	–	–
Service related costs	(7,630,339)	–	–
	(16,305,410)	–	–

Cost of materials comprises the cost of equipment and other goods purchased for resale, including freight and duties, and the change in inventories. Cost of services comprises services purchased from third parties, including maintenance cover from original equipment manufacturers, subcontracted resources and contractors, and commissions. The salaries and related costs of the Group’s own employees, including those engaged in delivering services to customers, are included in employee benefits expense.

(b) Employee benefits expense

	2026 USD	2025 USD	2024 USD
Salaries and wages	(4,225,383)	–	–
Statutory contributions	(397,434)	–	–
Payroll taxes and duties	(887,011)	–	–
Other employee benefits	(3,011,555)	–	–
	(8,521,383)	–	–

(c) Professional services

	2026 USD	2025 USD	2024 USD
Accounting services	(318,188)	(581,610)	(753,272)
Audit and review fees	(477,899)	(201,871)	(232,454)
Legal services	(1,626,752)	(8,539)	(45,194)
Consulting services	(440,249)	–	–
	(2,863,088)	(792,020)	(1,030,920)

Legal services of USD 1,621,226 incurred by the parent entity are acquisition-related costs of the acquisitions completed on 12 February 2026 (Note 37).

Allocation of listing costs between profit or loss and equity

IAS 32 paragraph 37 requires the transaction costs of an equity transaction to be accounted for as a deduction from equity only to the extent that they are incremental costs directly attributable to the issue of new equity instruments. Costs that relate to the listing of shares already on issue, and costs that would have been incurred regardless of whether new shares were issued, are recognised in profit or loss.

The admission of the Company’s shares on 12 February 2026 was a direct listing. No new shares were issued to the public and no proceeds were raised on admission, and accordingly no underwriting, broking or placement fees were incurred in connection with it. The shares issued during the year for cash — the placement to Advaitha Pty Ltd, a related party (Note 42), on 1 September 2025 and to Jasmeet Singh, an unrelated third party, on 11 February 2026 — were privately placed and did not give rise to incremental costs beyond the amounts already reflected in those transactions. The costs of the listing were therefore incurred to admit existing shares to quotation rather than to issue new equity instruments, and no amount has been deducted from equity. The whole of the listing costs is recognised in profit or loss.

Acquisition-related costs of the business combinations completed on 12 February 2026 are recognised in profit or loss as incurred, as required by IFRS 3 paragraph 53, and are not included in the consideration transferred.

(d) Depreciation and amortisation

	2026 USD	2025 USD	2024 USD
Depreciation of property, plant and equipment and right-of-use assets	(155,948)	(83,145)	(148,313)
Amortisation of intangible assets	(30,225)	(30,225)	–
	(186,173)	(113,370)	(148,313)

(e) Remeasurement of financial items

	2026 USD	2025 USD	2024 USD
Net loss on financial instruments measured at fair value through profit or loss	(941,199)	–	–
Loss on forgiveness of loan	–	–	(175,386)
	(941,199)	–	(175,386)

The net loss on financial instruments measured at fair value through profit or loss of USD 941,199 comprises the loss of USD 987,972 on conversion of the Braiin LLC and Raptor300 Inc SAFE notes, less a net gain of USD 46,773 on other financial assets.

Depreciation of USD 155,948 comprises depreciation of property, plant and equipment of USD 119,118 (Note 21) and depreciation of right-of-use assets of USD 36,830 (Note 24).

Impairment losses on financial assets of USD 734,011 comprise impairment losses of USD 158,417 recognised by VIS Networks Private Limited and USD 575,594 recognised within the VIS international sub-group. They are presented separately on the face of the statement of profit or loss, as required by IAS 1 paragraph 82(ba). The project asset of Mirragin Project Isidore Pty Ltd was written down to nil at 12 February 2026, before the acquisition date, and the write-down is reflected in the identifiable net assets acquired (Note 37).

Net foreign exchange loss of USD 1,350,475 (2025: USD 24,586; 2024: USD 4,225) arises on monetary items denominated in currencies other than the functional currency of the Group entity concerned, and is presented separately on the face of the statement of profit or loss.

(f) Administrative and other expenses

	2026 USD	2025 USD	2024 USD
Telephone and internet	(11,399)	(3,805)	(1,451)
Bank charges	(15,919)	(4,347)	(5,166)
Insurance	(267,470)	(635)	–
Rent — short-term and low-value leases (Note 24)	(422,683)	(248,800)	–
Subscriptions and memberships	(97,080)	(9,795)	(17,228)
Commission and brokerage	(18,286)	–	–
Travel	(179,919)	(54,116)	(43,246)
Advertising and marketing	(61,382)	–	–
Statutory and regulatory fees	(539,845)	(980)	(1,616)
Information technology	(1,204)	–	–
Filing expenses	(10,090)	–	–
Other expenses	(1,946,694)	(403,397)	(199,600)
	(3,571,971)	(725,875)	(268,307)

Rent of USD 422,683 comprises payments on leases which qualify for the short-term and low-value recognition exemptions under IFRS 16, and variable payments not included in the measurement of lease liabilities. Refer to Note 24.